Mineral Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid (received)	$ 54.8
Construction in progress		$ 175.4	$ 98.7
Cash transferred			$ 19.5